Offerings - Offering: 1	Dec. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,290,000
Proposed Maximum Offering Price per Unit	6.765
Maximum Aggregate Offering Price	$ 8,726,850.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,205.18
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sales prices of the shares of common stock on December 29, 2025 as reported on the Nasdaq Global Market.